TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
TAXATION
Earning before income tax-rate	$ 14,063,630	$ 10,530,548	$ 6,443,338
Income tax expense by applying tax rate in force in the respective countries	(9,166,026)	(8,481,737)	(1,919,981)
Share of profit or loss of subsidiaries, joint ventures and associates	440,944	274,877	847,512
Stock options charge	(50,163)	(58,248)	(298,222)
Rate change adjustment		(1,780,962)	(144,660)
Non-deductible expenses	(303,518)	(365,350)	(84,128)
Untaxed gains		557,911
Representation expenses			(36,691)
Foreign investment coverage	510,487	390,170	551,968
Tax inflation adjustment	1,826,488	(2,182,988)	(1,174,964)
Result of inflation effect on monetary items and other finance results	(10,669,710)	(3,181,733)	(255,488)
Others	(561,036)	476,890	307,944
Income tax expenses	(17,972,534)	(14,351,170)	(2,206,710)
Deferred income tax liabilities not recognized	$ 3,466,195	$ 2,497,033	$ 1,052,022